Segmented Information (Tables)	6 Months Ended
May 31, 2023
Segmented Information
Schedule of revenue from external customers and long-lived assets, by geographical areas
	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2023	2022	2023	2022
	$	$	$	$
Revenue
United States	806,546	-	16,978	16,978
	May 31,	November 30,
	2023	2022
	$	$
Total assets
Canada	1,735,410	1,432,032

Total property and equipment
Canada	706,760	788,050